Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Consolidating Financial Statements
Schedule of Condensed Consolidating Statements of Operations
Condensed Consolidating Statement of Operations

	Year ended December 31, 2014
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$712.2	$5,073.4	$(1,042.4)	$4,743.2
Cost of sales	—	528.6	3,478.5	(1,042.4)	2,964.7
Gross margin	—	183.6	1,594.9	—	1,778.5
Selling, general and administrative expenses	2.8	13.5	135.6	—	151.9
Other operating—net	—	(5.0)	58.3	—	53.3
Total other operating costs and expenses	2.8	8.5	193.9	—	205.2
Gain on sale of phosphate business	—	764.5	(14.4)	—	750.1
Equity in earnings of operating affiliates	—	—	43.1	—	43.1
Operating earnings (losses)	(2.8)	939.6	1,429.7	—	2,366.5
Interest expense	—	246.9	(68.5)	(0.2)	178.2
Interest income	—	(0.2)	(0.9)	0.2	(0.9)
Net (earnings) of wholly-owned subsidiaries	(1,392.0)	(969.2)	—	2,361.2	—
Other non-operating—net	(0.1)	—	2.0	—	1.9
Earnings before income taxes and equity in earnings (losses) of non-operating affiliates	1,389.3	1,662.1	1,497.1	(2,361.2)	2,187.3
Income tax provision (benefit)	(1.0)	270.0	504.0	—	773.0
Equity in earnings (losses) of non-operating affiliates—net of taxes	—	(0.1)	22.6	—	22.5
Net earnings	1,390.3	1,392.0	1,015.7	(2,361.2)	1,436.8
Less: Net earnings attributable to noncontrolling interest	—	—	46.5	—	46.5
Net earnings attributable to common stockholders	$1,390.3	$1,392.0	$969.2	$(2,361.2)	$1,390.3
Condensed Consolidating Statement of Operations

	Year ended December 31, 2012
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$3,747.9	$2,514.5	$(158.4)	$6,104.0
Cost of sales	—	1,854.6	1,287.2	(151.1)	2,990.7
Gross margin	—	1,893.3	1,227.3	(7.3)	3,113.3
Selling, general and administrative expenses	2.5	128.0	21.3	—	151.8
Other operating—net	—	24.0	25.1	—	49.1
Total other operating costs and expenses	2.5	152.0	46.4	—	200.9
Equity in earnings of operating affiliates	—	4.9	42.1	—	47.0
Operating earnings (losses)	(2.5)	1,746.2	1,223.0	(7.3)	2,959.4
Interest expense	—	126.8	10.1	(1.6)	135.3
Interest income	—	(1.4)	(4.5)	1.6	(4.3)
Net (earnings) of wholly-owned subsidiaries	(1,851.2)	(792.8)	—	2,644.0	—
Other non-operating—net	—	—	(1.1)	—	(1.1)
Earnings before income taxes and equity in earnings (losses) of non-operating affiliates	1,848.7	2,413.6	1,218.5	(2,651.3)	2,829.5
Income tax provision	—	562.2	402.0	—	964.2
Equity in earnings (losses) of non-operating affiliates—net of taxes	—	(0.2)	58.3	—	58.1
Net earnings	1,848.7	1,851.2	874.8	(2,651.3)	1,923.4
Less: Net earnings attributable to noncontrolling interest	—	—	82.0	(7.3)	74.7
Net earnings attributable to common stockholders	$1,848.7	$1,851.2	$792.8	$(2,644.0)	$1,848.7
Condensed Consolidating Statement of Operations

	Year ended December 31, 2013
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$1,105.8	$5,767.5	$(1,398.6)	$5,474.7
Cost of sales	—	886.0	3,463.0	(1,394.5)	2,954.5
Gross margin	—	219.8	2,304.5	(4.1)	2,520.2
Selling, general and administrative expenses	2.7	11.8	151.5	—	166.0
Other operating—net	—	7.6	(23.4)	—	(15.8)
Total other operating costs and expenses	2.7	19.4	128.1	—	150.2
Equity in earnings of operating affiliates	—	—	41.7	—	41.7
Operating earnings (losses)	(2.7)	200.4	2,218.1	(4.1)	2,411.7
Interest expense	—	155.1	(1.8)	(1.1)	152.2
Interest income	—	(0.9)	(4.9)	1.1	(4.7)
Net (earnings) of wholly-owned subsidiaries	(1,466.4)	(1,423.0)	—	2,889.4	—
Other non-operating—net	—	(0.4)	54.9	—	54.5
Earnings before income taxes and equity in earnings (losses) of non-operating affiliates	1,463.7	1,469.6	2,169.9	(2,893.5)	2,209.7
Income tax provision	(0.9)	3.0	684.4	—	686.5
Equity in earnings (losses) of non-operating affiliates—net of taxes	—	(0.2)	9.8	—	9.6
Net earnings	1,464.6	1,466.4	1,495.3	(2,893.5)	1,532.8
Less: Net earnings attributable to noncontrolling interest	—	—	72.3	(4.1)	68.2
Net earnings attributable to common stockholders	$1,464.6	$1,466.4	$1,423.0	$(2,889.4)	$1,464.6

Schedule of Condensed Consolidating Statements of Comprehensive Income
Condensed Consolidating Statement of Comprehensive Income

	Year ended December 31, 2014
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net earnings	$1,390.3	$1,392.0	$1,015.7	$(2,361.2)	$1,436.8
Other comprehensive income (losses)	(117.2)	(117.2)	(117.2)	234.4	(117.2)
Comprehensive income	1,273.1	1,274.8	898.5	(2,126.8)	1,319.6
Less: Comprehensive income attributable to noncontrolling interest	—	—	46.5	—	46.5
Comprehensive income attributable to common stockholders	$1,273.1	$1,274.8	$852.0	$(2,126.8)	$1,273.1
Condensed Consolidating Statement of Comprehensive Income

	Year ended December 31, 2013
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net earnings	$1,464.6	$1,466.4	$1,495.3	$(2,893.5)	$1,532.8
Other comprehensive income (losses)	7.0	7.0	(40.1)	32.4	6.3
Comprehensive income	1,471.6	1,473.4	1,455.2	(2,861.1)	1,539.1
Less: Comprehensive income attributable to noncontrolling interest	—	—	72.3	(4.8)	67.5
Comprehensive income attributable to common stockholders	$1,471.6	$1,473.4	$1,382.9	$(2,856.3)	$1,471.6
Condensed Consolidating Statement of Comprehensive Income

	Year ended December 31, 2012
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net earnings	$1,848.7	$1,851.2	$874.8	$(2,651.3)	$1,923.4
Other comprehensive income (losses)	49.6	49.6	23.6	(72.4)	50.4
Comprehensive income	1,898.3	1,900.8	898.4	(2,723.7)	1,973.8
Less: Comprehensive income attributable to noncontrolling interest	—	—	82.0	(6.6)	75.4
Comprehensive income attributable to common stockholders	$1,898.3	$1,900.8	$816.4	$(2,717.1)	$1,898.4

Schedule of Condensed Consolidating Balance Sheets
Condensed Consolidating Balance Sheet

	December 31, 2014
	Parent	CF Industries	Other Subsidiaries	Eliminations and Reclassifications	Consolidated
	(in millions)
Assets
Current assets:
Cash and cash equivalents	$—	$105.7	$1,890.9	$—	$1,996.6
Restricted cash	—	—	86.1	—	86.1
Accounts and notes receivable—net	—	2,286.5	651.9	(2,746.9)	191.5
Inventories	—	—	202.9	—	202.9
Prepaid income taxes	1.9	—	34.8	(1.9)	34.8
Deferred income taxes	—	—	84.0	—	84.0
Other current assets	—	—	18.6	—	18.6
Total current assets	1.9	2,392.2	2,969.2	(2,748.8)	2,614.5
Property, plant and equipment—net	—	—	5,525.8	—	5,525.8
Investments in and advances to affiliates	6,212.5	9,208.7	861.5	(15,421.2)	861.5
Due from affiliates	570.7	—	1.7	(572.4)	—
Goodwill	—	—	2,092.8	—	2,092.8
Other assets	—	65.1	178.5	—	243.6
Total assets	$6,785.1	$11,666.0	$11,629.5	$(18,742.4)	$11,338.2
Liabilities and Equity
Current liabilities:
Accounts and notes payable and
accrued expenses	$2,575.4	$207.7	$553.8	$(2,747.0)	$589.9
Income taxes payable	—	10.8	7.1	(1.9)	16.0
Customer advances	—	—	325.4	—	325.4
Other current liabilities	—	—	48.4	—	48.4
Total current liabilities	2,575.4	218.5	934.7	(2,748.9)	979.7
Long-term debt	—	4,592.5	—	—	4,592.5
Deferred income taxes	—	34.8	783.8	—	818.6
Due to affiliates	—	572.4	—	(572.4)	—
Other noncurrent liabilities	—	35.3	339.6	—	374.9
Equity:
Stockholders' equity:
Preferred stock	—	—	16.4	(16.4)	—
Common stock	0.5	—	1.1	(1.1)	0.5
Paid-in capital	1,415.9	(12.6)	8,283.5	(8,270.9)	1,415.9
Retained earnings	3,175.3	6,384.9	1,067.8	(7,452.7)	3,175.3
Treasury stock	(222.2)	—	—	—	(222.2)
Accumulated other comprehensive
income (loss)	(159.8)	(159.8)	(160.2)	320.0	(159.8)
Total stockholders' equity	4,209.7	6,212.5	9,208.6	(15,421.1)	4,209.7
Noncontrolling interest	—	—	362.8	—	362.8
Total equity	4,209.7	6,212.5	9,571.4	(15,421.1)	4,572.5
Total liabilities and equity	$6,785.1	$11,666.0	$11,629.5	$(18,742.4)	$11,338.2
Condensed Consolidating Balance Sheet

	December 31, 2013
	Parent	CF Industries	Other Subsidiaries	Eliminations and Reclassifications	Consolidated
	(in millions)
Assets
Current assets:
Cash and cash equivalents	$0.1	$20.4	$1,690.3	$—	$1,710.8
Restricted cash	—	—	154.0	—	154.0
Accounts and notes receivable—net	—	287.1	1,172.2	(1,228.4)	230.9
Inventories	—	3.3	271.0	—	274.3
Prepaid income taxes	0.9	—	33.4	(0.9)	33.4
Deferred income taxes	—	—	60.0	—	60.0
Assets held for sale	—	68.1	6.2	—	74.3
Other current assets	—	—	92.4	—	92.4
Total current assets	1.0	378.9	3,479.5	(1,229.3)	2,630.1
Property, plant and equipment—net	—	—	4,101.7	—	4,101.7
Deferred income taxes	—	149.7	—	(149.7)	—
Investments in and advances to affiliates	5,193.4	8,161.1	925.8	(13,354.3)	926.0
Due from affiliates	570.7	—	1.7	(572.4)	—
Goodwill	—	—	2,095.8	—	2,095.8
Noncurrent assets held for sale	—	679.0	—	—	679.0
Other assets	—	60.7	184.8	—	245.5
Total assets	$5,765.1	$9,429.4	$10,789.3	$(15,305.7)	$10,678.1
Liabilities and Equity
Current liabilities:
Accounts and notes payable and accrued expenses	$40.6	$354.2	$715.9	$(546.6)	$564.1
Income taxes payable	—	29.1	45.1	(0.9)	73.3
Customer advances	—	—	120.6	—	120.6
Liabilities held for sale	—	26.8	—	—	26.8
Other current liabilities	648.4	0.9	84.9	(690.7)	43.5
Total current liabilities	689.0	411.0	966.5	(1,238.2)	828.3
Long-term debt	—	3,098.1	—	—	3,098.1
Deferred income taxes	—	—	982.9	(149.7)	833.2
Due to affiliates	—	572.4	—	(572.4)	—
Noncurrent liabilities held for sale	—	154.5	—	—	154.5
Other noncurrent liabilities	—	—	325.6	—	325.6
Equity:
Stockholders' equity:
Preferred stock	—	—	16.4	(16.4)	—
Common stock	0.6	—	1.1	(1.1)	0.6
Paid-in capital	1,594.3	(12.6)	7,823.0	(7,810.4)	1,594.3
Retained earnings	3,725.6	5,248.6	354.5	(5,603.1)	3,725.6
Treasury stock	(201.8)	—	—	—	(201.8)
Accumulated other comprehensive
income (loss)	(42.6)	(42.6)	(43.0)	85.6	(42.6)
Total stockholders' equity	5,076.1	5,193.4	8,152.0	(13,345.4)	5,076.1
Noncontrolling interest	—	—	362.3	—	362.3
Total equity	5,076.1	5,193.4	8,514.3	(13,345.4)	5,438.4
Total liabilities and equity	$5,765.1	$9,429.4	$10,789.3	$(15,305.7)	$10,678.1

Schedule of Condensed Consolidating Statements of Cash Flows
Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2014
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net earnings	$1,390.3	$1,392.0	$1,015.7	$(2,361.2)	$1,436.8
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	—	6.8	385.7	—	392.5
Deferred income taxes	—	136.0	(117.5)	—	18.5
Stock-based compensation expense	16.6	—	—	—	16.6
Excess tax benefit from stock-based compensation	(8.7)	—	—	—	(8.7)
Unrealized loss on derivatives	—	—	119.2	—	119.2
Gain on sale of phosphate business	—	(764.5)	14.4	—	(750.1)
Loss on disposal of property, plant and equipment	—	—	3.7	—	3.7
Undistributed loss (earnings) of affiliates—net	(1,391.9)	(969.2)	(11.6)	2,361.2	(11.5)
Due to/from affiliates—net	8.8	1.7	(10.5)	—	—
Changes in:
Accounts and notes receivable—net	—	(285.3)	658.2	(336.8)	36.1
Inventories	—	4.3	59.5	—	63.8
Accrued and prepaid income taxes	(1.0)	(18.3)	(37.5)	—	(56.8)
Accounts and notes payable and accrued expenses	(3.3)	376.8	(763.5)	336.8	(53.2)
Customer advances	—	—	204.8	—	204.8
Other—net	—	5.4	(8.5)	—	(3.1)
Net cash provided by (used in) operating activities	10.8	(114.3)	1,512.1	—	1,408.6
Investing Activities:
Additions to property, plant and equipment	—	(18.3)	(1,790.2)	—	(1,808.5)
Proceeds from sale of property, plant and equipment	—	—	11.0	—	11.0
Proceeds from sale of phosphate business	—	911.5	460.5	—	1,372.0
Sales and maturities of short-term and auction rate securities	—	5.0	—	—	5.0
Deposits to restricted cash funds	—	—	(505.0)	—	(505.0)
Withdrawals from restricted cash funds	—	—	573.0	—	573.0
Other—net	—	—	9.0	—	9.0
Net cash provided by (used in) investing activities	—	898.2	(1,241.7)	—	(343.5)
Financing Activities:
Proceeds from long-term borrowings	—	1,494.2	—	—	1,494.2
Short-term debt—net	1,897.7	(2,176.0)	278.3	—	—
Financing fees	—	(16.0)	—	—	(16.0)
Purchases of treasury stock	(1,934.9)	—	—	—	(1,934.9)
Dividends paid on common stock	(255.7)	(255.7)	(255.9)	511.6	(255.7)
Distributions to/from noncontrolling interest	—	—	(46.0)	—	(46.0)
Issuances of common stock under employee stock plans	17.6	—	—	—	17.6
Excess tax benefit from stock-based compensation	8.7	—	—	—	8.7
Dividends to/from affiliates	255.7	255.9	—	(511.6)	—
Other—net	—	(1.0)	(42.0)	—	(43.0)
Net cash used in financing activities	(10.9)	(698.6)	(65.6)	—	(775.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	(4.2)	—	(4.2)
Increase (decrease) in cash and cash equivalents	(0.1)	85.3	200.6	—	285.8
Cash and cash equivalents at beginning of period	0.1	20.4	1,690.3	—	1,710.8
Cash and cash equivalents at end of period	$—	$105.7	$1,890.9	$—	$1,996.6
Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2013
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net earnings	$1,464.6	$1,466.4	$1,495.3	$(2,893.5)	$1,532.8
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	—	47.8	362.8	—	410.6
Deferred income taxes	—	(21.3)	(13.0)	—	(34.3)
Stock-based compensation expense	12.6	—	—	—	12.6
Excess tax benefit from stock-based compensation	(13.5)	—	—	—	(13.5)
Unrealized gain on derivatives	—	—	(59.3)	—	(59.3)
Loss on disposal of property, plant and equipment	—	—	5.6	—	5.6
Undistributed loss (earnings) of affiliates—net	(1,466.4)	(1,427.0)	(11.4)	2,893.5	(11.3)
Due to / from affiliates—net	13.5	—	(13.5)	—	—
Changes in:
Accounts and notes receivable—net	—	(220.8)	(293.4)	514.6	0.4
Inventories	—	(11.8)	(68.5)	—	(80.3)
Accrued and prepaid income taxes	(0.9)	23.6	(176.1)	—	(153.4)
Accounts and notes payable and accrued expenses	(2.8)	305.4	261.5	(514.6)	49.5
Customer advances	—	—	(260.1)	—	(260.1)
Other—net	—	3.9	63.6	—	67.5
Net cash provided by operating activities	7.1	166.2	1,293.5	—	1,466.8
Investing Activities:
Additions to property, plant and equipment	—	(58.9)	(764.9)	—	(823.8)
Proceeds from sale of property, plant and equipment	—	—	12.6	—	12.6
Sales and maturities of short-term and auction rate securities	—	13.5	—	—	13.5
Canadian terminal acquisition	—	—	(72.5)	—	(72.5)
Deposits to restricted cash funds	—	—	(154.0)	—	(154.0)
Deposits to asset retirement obligation funds	—	(2.9)	—	—	(2.9)
Other—net	—	—	7.8	—	7.8
Net cash used in investing activities	—	(48.3)	(971.0)	—	(1,019.3)
Financing Activities:
Proceeds from long-term borrowings	—	1,498.0	—	—	1,498.0
Financing fees	—	(14.5)	—	—	(14.5)
Purchases of treasury stock	(1,409.1)	—	—	—	(1,409.1)
Acquisitions of noncontrolling interests in CFL	—	(364.9)	(553.8)	—	(918.7)
Dividends paid on common stock	(129.1)	(859.0)	(129.0)	988.0	(129.1)
Distributions to/from noncontrolling interest	—	14.3	(88.0)	—	(73.7)
Issuances of common stock under employee stock plans	10.3	—	—	—	10.3
Excess tax benefit from stock-based compensation	13.5	—	—	—	13.5
Dividends to/from affiliates	859.0	129.0	—	(988.0)	—
Other—net	648.4	(941.2)	335.8	—	43.0
Net cash used in financing activities	(7.0)	(538.3)	(435.0)	—	(980.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	(31.3)	—	(31.3)
Increase (decrease) in cash and cash equivalents	0.1	(420.4)	(143.8)	—	(564.1)
Cash and cash equivalents at beginning of period	—	440.8	1,834.1	—	2,274.9
Cash and cash equivalents at end of period	$0.1	$20.4	$1,690.3	$—	$1,710.8

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2012
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net earnings	$1,848.7	$1,851.2	$874.8	$(2,651.3)	$1,923.4
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	—	120.9	298.9	—	419.8
Deferred income taxes	—	(130.8)	(7.6)	—	(138.4)
Stock-based compensation expense	11.2	—	0.7	—	11.9
Excess tax benefit from stock-based compensation	(36.1)	—	—	—	(36.1)
Unrealized gain on derivatives	—	(68.0)	(10.8)	—	(78.8)
Loss on disposal of property, plant and equipment and non-core assets	—	2.4	3.1	—	5.5
Undistributed loss (earnings) of affiliates—net	(1,851.2)	(805.9)	(9.1)	2,651.3	(14.9)
Due to / from affiliates—net	476.7	(476.4)	(0.3)	—	—
Changes in:
Accounts and notes receivable—net	—	(344.6)	(198.9)	596.7	53.2
Margin deposits	—	0.8	—	—	0.8
Inventories	—	24.3	10.5	—	34.8
Accrued and prepaid income taxes	—	(315.4)	374.1	—	58.7
Accounts and notes payable and accrued expenses	—	597.9	24.3	(596.7)	25.5
Customer advances	—	63.5	59.8	—	123.3
Other—net	—	(28.8)	15.7	—	(13.1)
Net cash provided by operating activities	449.3	491.1	1,435.2	—	2,375.6
Investing Activities:
Additions to property, plant and equipment	—	(339.9)	(183.6)	—	(523.5)
Proceeds from sale of property, plant and equipment and non-core assets	—	12.3	4.7	—	17.0
Sales and maturities of short-term and auction rate securities	—	48.4	—	—	48.4
Deposits to asset retirement obligation funds	—	(55.4)	—	—	(55.4)
Net cash used in investing activities	—	(334.6)	(178.9)	—	(513.5)
Financing Activities:
Payments of long-term debt	—	—	(13.0)	—	(13.0)
Advances from unconsolidated affiliates	—	—	40.5	—	40.5
Repayments of advances from unconsolidated affiliates	—	—	(40.5)	—	(40.5)
Dividends paid on common stock	(102.7)	—	—	—	(102.7)
Dividends to/from affiliates	102.7	(102.7)	—	—	—
Distributions to/from noncontrolling interest	—	300.5	(532.3)	—	(231.8)
Purchases of treasury stock	(500.0)	—	—	—	(500.0)
Issuances of common stock under employee stock plans	14.6	—	—	—	14.6
Excess tax benefit from stock-based compensation	36.1	—	—	—	36.1
Net cash provided by (used in) financing activities	(449.3)	197.8	(545.3)	—	(796.8)
Effect of exchange rate changes on cash and cash equivalents	—	(12.2)	14.8	—	2.6
Increase in cash and cash equivalents	—	342.1	725.8	—	1,067.9
Cash and cash equivalents at beginning of period	—	98.7	1,108.3	—	1,207.0
Cash and cash equivalents at end of period	$—	$440.8	$1,834.1	$—	$2,274.9